New accounting pronouncements	6 Months Ended
Jun. 30, 2011
New accounting pronouncements [Abstract]
New accounting pronouncements
Note 2:   New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance changes some fair value measurement principles and disclosure requirements. The changes in fair value measurement principles relate primarily to financial assets and do not impact our fair value measurements at this time. Effective January 1, 2012, we will adopt the new disclosure requirements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. This standard eliminates the current option to report other comprehensive income and its components in the statement of shareholders' equity. The standard also requires that the components of other comprehensive income be presented in interim financial statements. Currently, only the total of comprehensive income is required to be presented in interim reports. The new standard is effective for us on January 1, 2012.